Derivative Warrant Liabilities	12 Months Ended
Dec. 31, 2020
Derivative Warrant Liabilities [Abstract]
Derivative Warrant Liabilities
17.	Derivative warrant liabilities

	December 31, 2020	December 31, 2019
Balance, beginning of year	—	—
Secured Convertible Note Warrants - fair value on issuance (a)	6,683	—
Unsecured Convertible Notes Warrants - fair value on issuance (b)	3,961	—
Agent Warrants - fair value on issuance (c)	504	—
Series A and Series B Warrants - fair value on issuance (d)	11,784	—
Change in fair value recognized in profit or loss	12,995	—
Converted to common shares	(35,521)	—
Unrealized foreign exchange loss	22	—
Balance, end of year	428	—

(a)	Secured Convertible Note Warrants

The Secured Convertible Note Warrants were issued on June 5, 2020 and expired 36 months from the date of issuance. The Secured Convertible Note Warrants could be converted into common shares at any time after the earlier of the date upon which the indebtedness under the Unsecured Convertible Notes was less than US$3.0 million and February 1, 2021. On September 30, 2020, the indebtedness under the Unsecured Convertible Notes was less than US$3.0 million and the Company subsequently filed an F-3 registration statement with a date of effectiveness of October 22, 2020. In certain circumstances, the Secured Convertible Note Warrants were subject to forced exercise provisions whereby the Company could force exercise should the volume weighted average price of the Company’s common shares exceed US$2.00.

During the period October 22, 2020 to December 31, 2020, 35.0 million Secured Convertible Note Warrants were exercised at a weighted average exercise price of US$0.1766 per warrant resulting in the issuance of 35.0 million common shares and gross proceeds to the Company of $8.0 million (note 21b). As at December 31, 2020, nil Secured Convertible Note Warrants remained outstanding.

(b)	Unsecured Convertible Notes Warrants

The Unsecured Convertible Notes Warrants were issued on June 5, 2020, are immediately exercisable, and expire 42 months from the date that the underlying common shares become freely tradeable, which was July 16, 2020. In certain circumstances, the Unsecured Convertible Notes Warrants are subject to forced exercise provisions whereby the Company can force exercise should the volume weighted average price of the Company’s common shares exceed US$2.8014.

As a result of sales under the ATM Program, the exercise price of the Unsecured Convertible Notes Warrants was adjusted to US$0.1766 per common share. The foregoing exercise price may be further adjusted as the result of future sales under the ATM Program or other offerings, if any.

During the period July 16, 2020 to December 31, 2020, 14.0 million Unsecured Convertible Notes Warrants were exercised at a weighted average exercise price of US$0.1766 per warrant resulting in the issuance of 14.0 million common shares and gross proceeds to the Company of $3.2 million (note 21b). As at December 31, 2020, 0.5 million Unsecured Convertible Notes Warrants remained outstanding.

(c)	Agent Warrants

The Agent Warrants were issued on June 5, 2020, are immediately exercisable, and expire on June 5, 2025. The Agent Warrants do not permit the holder to have beneficial ownership of the outstanding common shares in excess of 4.99%. During the year ended December 31, 2020, no Agent Warrants were exercised.

Subsequent to December 31, 2020, 540,000 Agent Warrants were exercised at a weighted average exercise price of US$1.00 per warrant resulting in the issuance of 356,949 common shares. There were no gross proceeds to the Company as the exercise was cashless.

(d)	Series a and series b warrants

On August 18, 2020, in connection with the August 2020 Offering, the Company issued 40.1 million Series A Warrants and 14.3 million Series B Warrants (note 21b). The Series A Warrants and Series B Warrants are exercisable immediately and have a term of five years commencing on the date of issuance. The exercise price of the Series A Warrants are US$0.75 per common share and the exercise price of the Series B Warrants are US$0.0001 per common share.

On August 19, 2020, 9.2 million Series B Warrants were converted into common shares and on August 20, 2020, the remaining 5.1 million Series B Warrants were converted into common shares (note 21b).

As a result of sales under the ATM Program, the exercise price of the Series A Warrants was adjusted to US$0.1766 per common share. The exercise price of the Series A Warrants may be further adjusted as the result of future sales under the ATM Program or other offerings, if any.

During the period August 18, 2020 to December 31, 2020, 39.6 million Series A Warrants were exercised at a weighted average exercise price of US$0.1766 per warrant resulting in the issuance of 39.6 million common shares and gross proceeds to the Company of $9.1 million (note 21b). As at December 31, 2020, 0.5 million Series A Warrants remained outstanding.

The following table summarizes outstanding derivative warrants as at December 31, 2020:

	Exercise price (USD) (1)	Number of warrants	Weighted average contractual life
Series A Warrants	0.1766	500,000	4.6
Unsecured Convertible Notes Warrants	0.1766	500,000	3.0
Agent Warrants	1.00	1,080,000	4.4
		2,080,000	3.0
(1)

The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.